Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Foreign Currencies Exchange Rates	Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective periods:
	As of June 30, 2024	As of December 31, 2023

Period-end RMB: US$1 exchange rate	7.1268	7.0827
Period-end HK$: US$1 exchange rate	7.8087	7.8157
	For the six months ended June 30,
	2024	2023

Period-average RMB: US$1 exchange rate	7.1051	6.9291
Period-average HK$: US$1 exchange rate	7.8187	7.8387

Schedule of Property and Equipment Are Stated At Cost less Accumulated Depreciation	Depreciation is computed using the straight-line method over the following estimated useful lives.
	Useful Life	Estimated Residual Value
Building	20-50 years	5%
Motor vehicles	10 years	5%
Furniture and equipment	3-5 years	5%
Office improvements	3-5 years	0%

Schedule of Disaggregated Information of Revenues by Services	Disaggregated information of revenues by services:
	For the six months ended June 30
	2024	2023
Financial and taxation solution services	$14,395	$12,162
Education support services	1,609	2,193
Software and maintenance services	2,092	1,571
Revenues	$18,096	$15,926